Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40930
Entity Registrant Name	OCEANPAL INC.
Entity Central Index Key	0001869467
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Pendelis 26
Entity Address, Address Line Two	Palaio Faliro
Entity Address, City or Town	Athens
Entity Address, Country	GR
Entity Address, Postal Zip Code	175 64
Title of 12(b) Security	Common Stock, $0.01 par value including the Preferred Stock Purchase Rights
Trading Symbol	OP
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	10,183,996
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Ernst and Young (Hellas), Certified Auditors Accountants S.A.
Auditor Location	Athens, Greece
Auditor Firm ID	1457
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Mrs. Margaret Veniou
Entity Address, Address Line One	Pendelis 26
Entity Address, Address Line Two	Palaio Faliro
Entity Address, City or Town	Athens
Entity Address, Country	GR
Entity Address, Postal Zip Code	175 64
Country Region	30
City Area Code	210
Local Phone Number	9485-360
Contact Personnel Fax Number	9401-810
Contact Personnel Email Address	mveniou@oceanpal.com